Note 20 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
20.	INCOME TAXES

Hong Kong

China Finance Online, iSTAR Securities, iSTAR Futures, iSTAR Wealth Management, iSTAR Credit and other eight subsidiaries were established in Hong Kong. These companies were subject to Hong Kong profit tax at 16.5%. In addition, companies who incorporated outside of Hong Kong and carried on a trade, profession or business in Hong Kong were also subject to Hong Kong profit tax in respect of their profits arising in or derived from Hong Kong.

British Virgin Islands

Companies that were incorporated in the BVI are not subject to taxation in their country of incorporation. Subsidiaries incorporated in the BVI include iSTAR Financial Holdings and other eleven subsidiaries.

PRC

The Group's PRC entities are subject to 25% PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws, except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("the HNTE") is entitled to a tax rate of 15%.

Under the EIT law and its implementing rules, enterprises that obtain status of "Software Enterprises" are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2015 is as follows:

PRC entities	Chinese EIT rate	Qualification for preferential tax rate
CFO Qicheng	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Shenzhen Shangtong	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Software	Preferential tax rate of 15% in 2013.	HNTE
CFO Meining	Preferential tax rate of 15% from 2013 to 2015.	HNTE
CFO Genius	Preferential tax rate of 15% from 2013 to 2015.	HNTE
CFO Tibet	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter	Preferential tax rate for enterprises in Tibet, China

Under the EIT Law, the HNTE status is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. CFO Software obtained its HNTE status in 2008 and its renewal in 2011. CFO Meining obtained its HNTE status in 2008 and obtained the renewal successfully in 2011 and 2014. In 2012, CFO Genius also obtained the HNTE status and successfully renewed it in 2015.

In 2013 and 2014, CFO Chongzhi and CFO Shangtong filed their EIT by adopting the "deemed-profit method". In 2014, Shanghai Yongfu Enterprises Management Consulting Co., Ltd. adopted this method. In 2015, Zhengjin (Jiangsu) Precious Metals Co., Ltd. also adopted this method .Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues. This method is subject to be reevaluated by the local tax authority in the future.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that currently the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.

Aggregate deficits of the Company's subsidiaries located in the PRC were approximately $20.3 million at December 31, 2015. And accordingly, no provision has been made for the Chinese dividend withholding taxes.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that is available for distribution to the Company of approximately $30.0 million at December 31, 2015. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Income tax (provision) benefit was as follows:

	December 31,
	2013	2014	2015

Current	$(478,966)	$(558,696)	$(2,071,154)
Deferred	378,908	44,782	686,892

Total	$(100,058)	$(513,914)	$(1,384,262)

The principal components of deferred income taxes were as follows:

	December 31,
	2014	2015
Current deferred tax assets:
Deferred revenue - current	$594,196	$445,314
Accrued expenses and other liabilities	467,758	612,161
Net operating loss carrying forwards	4,233,246	4,718,396
Gross current deferred tax assets	5,295,200	5,775,871

Less: valuation allowance	(4,369,119)	(4,806,407)

Total current deferred tax assets	926,081	969,464

Non-current deferred tax assets
Deferred revenue- non-current	$268,393	$121,133
Net operating loss carrying forwards	10,556,749	10,984,475
Gross non-current deferred tax assets	10,825,142	11,105,608

Less: valuation allowance	(10,753,602)	(11,085,358)

Total non-current deferred tax assets	$71,540	$20,250

Current deferred tax liabilities:
Account receivable and other assets	(580,197)	(15,132)

Total current deferred tax liabilities	$(580,197)	$(15,132)

Non-current deferred tax liabilities:
Intangible assets	(546,320)	(384,883)

Total non-current deferred tax liabilities	$(546,320)	$(384,883)

A valuation allowance of $15,122,721 and $15,891,765 was established as of December 31, 2014 and 2015, respectively, for the entities that have incurred losses because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future. At December 31, 2015, operating loss carry forwards includes approximately $52.3 million which will expire by 2020, and $18.7 million which will carry forward indefinitely.

Reconciliation between total income tax expense (benefit) and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2013	2014	2015

Income (loss) before tax	$(8,073,832)	$(10,116,814)	$28,201,950
Income tax (benefits) expenses calculated at 25%	(2,018,458)	(2,529,204)	7,050,488
Effect of tax holiday	(266,396)	(4,125,912)	(8,139,429)
Effect of income tax rate difference in other jurisdictions	305,505	1,789,762	645,873
Non-deductible expenses.	267,748	1,425,655	2,559,649
Non-taxable income	(439,861)	(549,315)	(893,950)
Change in valuation allowance	2,251,520	4,502,928	161,631

Income tax expense	$100,058	$513,914	$1,384,262

During the years ended December 31, 2013, 2014 and 2015, if the Company's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, they would have recorded additional income tax expense of $31,910, $20,851 and $1,102,399, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.00, $0.00 and $0.01, for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2013, 2014 and 2015. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2015.

In accordance with relevant PRC tax administration laws, tax years from 2010 to 2015 of the Group's PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2015, at the tax authority's discretion.